Stockholder's Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Summary of common stock reserved for future issuance	The Company had reserved shares of class A common stock for issuance in connection with the following:

	September 30,	December 31,
	2021	2020
	(in thousands)
Common stock warrants (as exercised for class A common stock) treated as equity	1,770	12,312
Stock options outstanding	2,344	3,489
Restricted stock units outstanding	9,158	—
Public Warrants (as exercised for class A common stock) treated as liability	15,813	—
Private Placement Warrants (as exercised for class A common stock) treated as liability	8,325	—
Shares available for future grant	146,474	248,617

Total class A common stock reserved	183,884	264,418

The Sponsor
Earn-Out
Shares have the following provisions:

Terms
Contractual Life	Seven years from the closing date of the Merger

Release Provision	Exactly half of the Sponsor
Earn-Out
Shares have a release provision (“Release”) at such time that the volume weighted average price (“VWAP”) is equal to, or greater than, $15.00 per share for ten of any twenty consecutive trading days. The remaining Sponsor Shares Release at such time that the VWAP is equal to, or greater than, $17.50 per share for the of any twenty consecutive trading days. There is an additional provision for acceleration of the Release upon a defined change in control.

Forfeiture Provision	If, within the seven year period, the Sponsor Earn-Out Shares have not met the Release provisions, the Sponsor Earn-Out Shares will automatically forfeit and be cancelled.

The Company had reserved shares of Class A Common Stock for issuance in connection with the following:

	December 31,
	2020	2019
	(in thousands)
Class A Common Stock warrants (as converted to Class A Common Stock)	12,312	11,551
Stock options outstanding	3,489	3,856
Shares available for future grant	248,617	253,519

Total Class A Common Stock reserved	264,418	268,926